Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
EQ PREMIER VIP TRUST
EQ/Aggressive Allocation Portfolio
EQ/Conservative Allocation Portfolio
EQ/Conservative-Plus Allocation Portfolio
EQ/Moderate Allocation Portfolio
EQ/Moderate-Plus Allocation Portfolio
Target 2015 Allocation Portfolio
Target 2025 Allocation Portfolio
Target 2035 Allocation Portfolio
Target 2045 Allocation Portfolio
Target 2055 Allocation Portfolio
SUPPLEMENT DATED AUGUST 10, 2023 TO THE SUMMARY PROSPECTUS AND PROSPECTUS DATED MAY 1, 2023, AS SUPPLEMENTED
This Supplement updates certain information contained in the Summary Prospectus and Prospectus dated May 1, 2023, as supplemented, of EQ Premier VIP Trust (“Trust”). You should read this Supplement in conjunction with the Summary Prospectus and Prospectus and retain it for future reference. You may obtain this document, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104, or you can view, print, and download the document at the Trust’s website at www.equitable-funds.com.
The following changes are being made to (1) the Summary Prospectus and the section of the Prospectus entitled “EQ/Aggressive Allocation Portfolio — Class A, Class B and Class K Shares”, (2) the Summary Prospectus and the section of the Prospectus entitled “EQ/Conservative Allocation Portfolio — Class A, Class B and Class K Shares”, (3) the Summary Prospectus and the section of the Prospectus entitled “EQ/Conservative-Plus Allocation Portfolio — Class A, Class B and Class K Shares”, (4) the Summary Prospectus and the section of the Prospectus entitled “EQ/Moderate Allocation Portfolio — Class A, Class B and Class K Shares”, and (5) the Summary Prospectus and the section of the Prospectus entitled “EQ/Moderate-Plus Allocation Portfolio — Class A, Class B and Class K Shares”:
In the section entitled “INVESTMENTS, RISKS, AND PERFORMANCE — Principal Investment Strategy,” the second paragraph is deleted in its entirety and replaced with the following:
The target allocation to investment grade and high yield bond asset categories may include securities of both U.S. and foreign issuers. The Portfolio is not limited with respect to the maturity or duration of the fixed income securities in which it invests. The high yield bond asset category generally includes fixed income securities rated at least CC by Standard & Poor’s Global Ratings or Fitch, Inc. or at least Ca by Moody’s Investors Service, Inc. or, if unrated, deemed to be of comparable quality by the Underlying Portfolio’s Adviser or Sub‑Adviser. Actual allocations between asset classes and among asset categories can deviate from the amounts shown above by up to 15% of the Portfolio’s assets. The Underlying Portfolios in which the Portfolio may invest have been selected to represent a reasonable spectrum of investment options for the Portfolio.
In the section entitled “INVESTMENTS, RISKS, AND PERFORMANCE — Principal Investment Strategy,” the following sentence is added as the second to last sentence of the third paragraph:
Accordingly, volatility management techniques may also benefit the insurance companies by reducing the risk that the insurance companies will be required to pay amounts to meet the benefits and guarantees from their own resources.
The following changes are being made to (1) the Summary Prospectus and the section of the Prospectus entitled “Target 2015 Allocation Portfolio — Class A, Class B and Class K Shares”, (2) the Summary Prospectus and the section of the Prospectus entitled “Target 2025 Allocation Portfolio — Class A, Class B and Class K Shares”, (3) the Summary Prospectus and the section of the Prospectus entitled “Target 2035 Allocation Portfolio — Class B and Class K Shares”, (4) the Summary Prospectus and the section of the Prospectus entitled “Target 2045 Allocation Portfolio — Class B and Class K Shares”, and (5) the Summary Prospectus and the section of the Prospectus entitled “Target 2055 Allocation Portfolio — Class B and Class K Shares”:
In the section entitled “INVESTMENTS, RISKS, AND PERFORMANCE — Principal Investment Strategy,” the first sentence of the second paragraph is deleted in its entirety and replaced with the following sentence:
The asset classes in which the Portfolio may invest generally are divided into domestic equity securities (such as the common stock of U.S. companies of any size), international equity securities (such as the common stock of foreign companies of any size, including those located in developed and emerging markets) and fixed income investments (such as debt securities issued by the U.S. Government and its agencies and instrumentalities, mortgage- and asset-backed securities (primarily government, corporate, and investment grade agency mortgage- and asset-backed securities), domestic and foreign investment grade bonds and high yield (or “junk”) bonds, and short-term investments such as money market instruments).
The section entitled “INVESTMENTS, RISKS, AND PERFORMANCE — Principal Risks” is amended to include the following risk factors:
Emerging Markets Risk — The risks associated with investments in emerging market countries often are significant, and vary from jurisdiction to jurisdiction and company to company. Investments in emerging market countries are more susceptible to loss than investments in more developed foreign countries and may present market, credit, currency, liquidity, legal, political, technical and other risks different from, or greater than, the risks of investing in more developed foreign countries. Emerging market countries may be more likely to experience rapid and significant adverse developments in their political or economic structures, intervene in financial markets, restrict foreign investments, impose high withholding or other taxes on foreign investments, impose restrictive exchange control regulations, or nationalize or expropriate the assets of private companies, which may have negative impacts on transaction costs, market price, investment returns and the legal rights and remedies available to the Portfolio. In addition, the securities markets of emerging market countries generally are smaller, less liquid and more volatile than those of more developed foreign countries, and emerging market countries often have less uniformity in regulatory, accounting, auditing and financial reporting requirements or standards, which may impact the availability and quality of information about issuers, and less reliable clearance and settlement, registration and custodial procedures. Emerging market countries also may be subject to high inflation and rapid currency devaluations, and currency-hedging techniques may be unavailable in certain emerging market countries. In addition, some emerging market countries may be heavily dependent on international trade, which can materially affect their securities markets. Securities of issuers traded on foreign exchanges may be suspended. The likelihood of such suspensions may be higher for securities of issuers in emerging market countries than in countries with more developed markets.
Mortgage-Related and Other Asset-Backed Securities Risk — Declines in the credit quality of and defaults by the issuers of mortgage-related and other asset-backed securities or instability in the markets for such securities may decrease the value of such securities, which could result in losses to the Portfolio, and may reduce the liquidity of such securities and make such securities more difficult to purchase or sell at an advantageous time and price. In addition, borrowers may default on the obligations that underlie mortgage-related and other asset-backed securities. The risk of defaults by borrowers generally is greater during times of rising interest rates and/or unemployment rates. The impairment (or loss) of the value of collateral or other assets underlying mortgage-related and other asset-backed securities will result in a reduction in the value of the securities. Certain collateral may be difficult to locate in the event of default, or may be lost, and recoveries of depreciated or damaged collateral may not fully cover payments due on such collateral. Asset-backed securities may not have the benefit of a security interest in collateral comparable to that of mortgage assets, resulting in additional credit risk.
Furthermore, mortgage-related and other asset-backed securities typically provide the issuer with the right to prepay the security prior to maturity. During periods of rising interest rates, the rate of prepayments tends to decrease because borrowers are less likely to prepay debt (such as mortgage debt or automobile loans). Slower than expected payments can extend the average lives of mortgage-related and other asset-backed securities, and this may “lock in” a below market interest rate and increase the security’s duration and interest rate sensitivity, which may increase the volatility of the security’s value and may lead to losses. During periods of falling interest rates, the rate of prepayments tends to increase because borrowers are more likely to pay off debt and refinance at the lower interest rates then available. Unscheduled prepayments shorten the average lives of mortgage-related and other asset-backed securities and may result in the Portfolio’s having to reinvest the proceeds of the prepayments at lower interest rates, thereby reducing the Portfolio’s income.

EQ/Aggressive Allocation Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
EQ PREMIER VIP TRUST
EQ/Aggressive Allocation Portfolio
SUPPLEMENT DATED AUGUST 10, 2023 TO THE SUMMARY PROSPECTUS AND PROSPECTUS DATED MAY 1, 2023, AS SUPPLEMENTED
This Supplement updates certain information contained in the Summary Prospectus and Prospectus dated May 1, 2023, as supplemented, of EQ Premier VIP Trust (“Trust”). You should read this Supplement in conjunction with the Summary Prospectus and Prospectus and retain it for future reference. You may obtain this document, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104, or you can view, print, and download the document at the Trust’s website at www.equitable-funds.com.
The following changes are being made to (1) the Summary Prospectus and the section of the Prospectus entitled “EQ/Aggressive Allocation Portfolio — Class A, Class B and Class K Shares”, (2) the Summary Prospectus and the section of the Prospectus entitled “EQ/Conservative Allocation Portfolio — Class A, Class B and Class K Shares”, (3) the Summary Prospectus and the section of the Prospectus entitled “EQ/Conservative-Plus Allocation Portfolio — Class A, Class B and Class K Shares”, (4) the Summary Prospectus and the section of the Prospectus entitled “EQ/Moderate Allocation Portfolio — Class A, Class B and Class K Shares”, and (5) the Summary Prospectus and the section of the Prospectus entitled “EQ/Moderate-Plus Allocation Portfolio — Class A, Class B and Class K Shares”:
In the section entitled “INVESTMENTS, RISKS, AND PERFORMANCE — Principal Investment Strategy,” the second paragraph is deleted in its entirety and replaced with the following:
The target allocation to investment grade and high yield bond asset categories may include securities of both U.S. and foreign issuers. The Portfolio is not limited with respect to the maturity or duration of the fixed income securities in which it invests. The high yield bond asset category generally includes fixed income securities rated at least CC by Standard & Poor’s Global Ratings or Fitch, Inc. or at least Ca by Moody’s Investors Service, Inc. or, if unrated, deemed to be of comparable quality by the Underlying Portfolio’s Adviser or Sub‑Adviser. Actual allocations between asset classes and among asset categories can deviate from the amounts shown above by up to 15% of the Portfolio’s assets. The Underlying Portfolios in which the Portfolio may invest have been selected to represent a reasonable spectrum of investment options for the Portfolio.
In the section entitled “INVESTMENTS, RISKS, AND PERFORMANCE — Principal Investment Strategy,” the following sentence is added as the second to last sentence of the third paragraph:
Accordingly, volatility management techniques may also benefit the insurance companies by reducing the risk that the insurance companies will be required to pay amounts to meet the benefits and guarantees from their own resources.

EQ/Conservative Allocation Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
EQ PREMIER VIP TRUST
EQ/Conservative Allocation Portfolio
SUPPLEMENT DATED AUGUST 10, 2023 TO THE SUMMARY PROSPECTUS AND PROSPECTUS DATED MAY 1, 2023, AS SUPPLEMENTED
This Supplement updates certain information contained in the Summary Prospectus and Prospectus dated May 1, 2023, as supplemented, of EQ Premier VIP Trust (“Trust”). You should read this Supplement in conjunction with the Summary Prospectus and Prospectus and retain it for future reference. You may obtain this document, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104, or you can view, print, and download the document at the Trust’s website at www.equitable-funds.com.
The following changes are being made to (1) the Summary Prospectus and the section of the Prospectus entitled “EQ/Aggressive Allocation Portfolio — Class A, Class B and Class K Shares”, (2) the Summary Prospectus and the section of the Prospectus entitled “EQ/Conservative Allocation Portfolio — Class A, Class B and Class K Shares”, (3) the Summary Prospectus and the section of the Prospectus entitled “EQ/Conservative-Plus Allocation Portfolio — Class A, Class B and Class K Shares”, (4) the Summary Prospectus and the section of the Prospectus entitled “EQ/Moderate Allocation Portfolio — Class A, Class B and Class K Shares”, and (5) the Summary Prospectus and the section of the Prospectus entitled “EQ/Moderate-Plus Allocation Portfolio — Class A, Class B and Class K Shares”:
In the section entitled “INVESTMENTS, RISKS, AND PERFORMANCE — Principal Investment Strategy,” the second paragraph is deleted in its entirety and replaced with the following:
The target allocation to investment grade and high yield bond asset categories may include securities of both U.S. and foreign issuers. The Portfolio is not limited with respect to the maturity or duration of the fixed income securities in which it invests. The high yield bond asset category generally includes fixed income securities rated at least CC by Standard & Poor’s Global Ratings or Fitch, Inc. or at least Ca by Moody’s Investors Service, Inc. or, if unrated, deemed to be of comparable quality by the Underlying Portfolio’s Adviser or Sub‑Adviser. Actual allocations between asset classes and among asset categories can deviate from the amounts shown above by up to 15% of the Portfolio’s assets. The Underlying Portfolios in which the Portfolio may invest have been selected to represent a reasonable spectrum of investment options for the Portfolio.
In the section entitled “INVESTMENTS, RISKS, AND PERFORMANCE — Principal Investment Strategy,” the following sentence is added as the second to last sentence of the third paragraph:
Accordingly, volatility management techniques may also benefit the insurance companies by reducing the risk that the insurance companies will be required to pay amounts to meet the benefits and guarantees from their own resources.

EQ/Conservative-Plus Allocation Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
EQ PREMIER VIP TRUST
EQ/Conservative-Plus Allocation Portfolio
SUPPLEMENT DATED AUGUST 10, 2023 TO THE SUMMARY PROSPECTUS AND PROSPECTUS DATED MAY 1, 2023, AS SUPPLEMENTED
This Supplement updates certain information contained in the Summary Prospectus and Prospectus dated May 1, 2023, as supplemented, of EQ Premier VIP Trust (“Trust”). You should read this Supplement in conjunction with the Summary Prospectus and Prospectus and retain it for future reference. You may obtain this document, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104, or you can view, print, and download the document at the Trust’s website at www.equitable-funds.com.
The following changes are being made to (1) the Summary Prospectus and the section of the Prospectus entitled “EQ/Aggressive Allocation Portfolio — Class A, Class B and Class K Shares”, (2) the Summary Prospectus and the section of the Prospectus entitled “EQ/Conservative Allocation Portfolio — Class A, Class B and Class K Shares”, (3) the Summary Prospectus and the section of the Prospectus entitled “EQ/Conservative-Plus Allocation Portfolio — Class A, Class B and Class K Shares”, (4) the Summary Prospectus and the section of the Prospectus entitled “EQ/Moderate Allocation Portfolio — Class A, Class B and Class K Shares”, and (5) the Summary Prospectus and the section of the Prospectus entitled “EQ/Moderate-Plus Allocation Portfolio — Class A, Class B and Class K Shares”:
In the section entitled “INVESTMENTS, RISKS, AND PERFORMANCE — Principal Investment Strategy,” the second paragraph is deleted in its entirety and replaced with the following:
The target allocation to investment grade and high yield bond asset categories may include securities of both U.S. and foreign issuers. The Portfolio is not limited with respect to the maturity or duration of the fixed income securities in which it invests. The high yield bond asset category generally includes fixed income securities rated at least CC by Standard & Poor’s Global Ratings or Fitch, Inc. or at least Ca by Moody’s Investors Service, Inc. or, if unrated, deemed to be of comparable quality by the Underlying Portfolio’s Adviser or Sub‑Adviser. Actual allocations between asset classes and among asset categories can deviate from the amounts shown above by up to 15% of the Portfolio’s assets. The Underlying Portfolios in which the Portfolio may invest have been selected to represent a reasonable spectrum of investment options for the Portfolio.
In the section entitled “INVESTMENTS, RISKS, AND PERFORMANCE — Principal Investment Strategy,” the following sentence is added as the second to last sentence of the third paragraph:
Accordingly, volatility management techniques may also benefit the insurance companies by reducing the risk that the insurance companies will be required to pay amounts to meet the benefits and guarantees from their own resources.

EQ/Moderate Allocation Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
EQ PREMIER VIP TRUST
EQ/Moderate Allocation Portfolio
SUPPLEMENT DATED AUGUST 10, 2023 TO THE SUMMARY PROSPECTUS AND PROSPECTUS DATED MAY 1, 2023, AS SUPPLEMENTED
This Supplement updates certain information contained in the Summary Prospectus and Prospectus dated May 1, 2023, as supplemented, of EQ Premier VIP Trust (“Trust”). You should read this Supplement in conjunction with the Summary Prospectus and Prospectus and retain it for future reference. You may obtain this document, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104, or you can view, print, and download the document at the Trust’s website at www.equitable-funds.com.
The following changes are being made to (1) the Summary Prospectus and the section of the Prospectus entitled “EQ/Aggressive Allocation Portfolio — Class A, Class B and Class K Shares”, (2) the Summary Prospectus and the section of the Prospectus entitled “EQ/Conservative Allocation Portfolio — Class A, Class B and Class K Shares”, (3) the Summary Prospectus and the section of the Prospectus entitled “EQ/Conservative-Plus Allocation Portfolio — Class A, Class B and Class K Shares”, (4) the Summary Prospectus and the section of the Prospectus entitled “EQ/Moderate Allocation Portfolio — Class A, Class B and Class K Shares”, and (5) the Summary Prospectus and the section of the Prospectus entitled “EQ/Moderate-Plus Allocation Portfolio — Class A, Class B and Class K Shares”:
In the section entitled “INVESTMENTS, RISKS, AND PERFORMANCE — Principal Investment Strategy,” the second paragraph is deleted in its entirety and replaced with the following:
The target allocation to investment grade and high yield bond asset categories may include securities of both U.S. and foreign issuers. The Portfolio is not limited with respect to the maturity or duration of the fixed income securities in which it invests. The high yield bond asset category generally includes fixed income securities rated at least CC by Standard & Poor’s Global Ratings or Fitch, Inc. or at least Ca by Moody’s Investors Service, Inc. or, if unrated, deemed to be of comparable quality by the Underlying Portfolio’s Adviser or Sub‑Adviser. Actual allocations between asset classes and among asset categories can deviate from the amounts shown above by up to 15% of the Portfolio’s assets. The Underlying Portfolios in which the Portfolio may invest have been selected to represent a reasonable spectrum of investment options for the Portfolio.
In the section entitled “INVESTMENTS, RISKS, AND PERFORMANCE — Principal Investment Strategy,” the following sentence is added as the second to last sentence of the third paragraph:
Accordingly, volatility management techniques may also benefit the insurance companies by reducing the risk that the insurance companies will be required to pay amounts to meet the benefits and guarantees from their own resources.

EQ/Moderate-Plus Allocation Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
EQ PREMIER VIP TRUST
EQ/Moderate-Plus Allocation Portfolio
SUPPLEMENT DATED AUGUST 10, 2023 TO THE SUMMARY PROSPECTUS AND PROSPECTUS DATED MAY 1, 2023, AS SUPPLEMENTED
This Supplement updates certain information contained in the Summary Prospectus and Prospectus dated May 1, 2023, as supplemented, of EQ Premier VIP Trust (“Trust”). You should read this Supplement in conjunction with the Summary Prospectus and Prospectus and retain it for future reference. You may obtain this document, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104, or you can view, print, and download the document at the Trust’s website at www.equitable-funds.com.
The following changes are being made to (1) the Summary Prospectus and the section of the Prospectus entitled “EQ/Aggressive Allocation Portfolio — Class A, Class B and Class K Shares”, (2) the Summary Prospectus and the section of the Prospectus entitled “EQ/Conservative Allocation Portfolio — Class A, Class B and Class K Shares”, (3) the Summary Prospectus and the section of the Prospectus entitled “EQ/Conservative-Plus Allocation Portfolio — Class A, Class B and Class K Shares”, (4) the Summary Prospectus and the section of the Prospectus entitled “EQ/Moderate Allocation Portfolio — Class A, Class B and Class K Shares”, and (5) the Summary Prospectus and the section of the Prospectus entitled “EQ/Moderate-Plus Allocation Portfolio — Class A, Class B and Class K Shares”:
In the section entitled “INVESTMENTS, RISKS, AND PERFORMANCE — Principal Investment Strategy,” the second paragraph is deleted in its entirety and replaced with the following:
The target allocation to investment grade and high yield bond asset categories may include securities of both U.S. and foreign issuers. The Portfolio is not limited with respect to the maturity or duration of the fixed income securities in which it invests. The high yield bond asset category generally includes fixed income securities rated at least CC by Standard & Poor’s Global Ratings or Fitch, Inc. or at least Ca by Moody’s Investors Service, Inc. or, if unrated, deemed to be of comparable quality by the Underlying Portfolio’s Adviser or Sub‑Adviser. Actual allocations between asset classes and among asset categories can deviate from the amounts shown above by up to 15% of the Portfolio’s assets. The Underlying Portfolios in which the Portfolio may invest have been selected to represent a reasonable spectrum of investment options for the Portfolio.
In the section entitled “INVESTMENTS, RISKS, AND PERFORMANCE — Principal Investment Strategy,” the following sentence is added as the second to last sentence of the third paragraph:
Accordingly, volatility management techniques may also benefit the insurance companies by reducing the risk that the insurance companies will be required to pay amounts to meet the benefits and guarantees from their own resources.

Target 2015 Allocation Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
EQ PREMIER VIP TRUST
Target 2015 Allocation Portfolio
SUPPLEMENT DATED AUGUST 10, 2023 TO THE SUMMARY PROSPECTUS AND PROSPECTUS DATED MAY 1, 2023, AS SUPPLEMENTED
This Supplement updates certain information contained in the Summary Prospectus and Prospectus dated May 1, 2023, as supplemented, of EQ Premier VIP Trust (“Trust”). You should read this Supplement in conjunction with the Summary Prospectus and Prospectus and retain it for future reference. You may obtain this document, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104, or you can view, print, and download the document at the Trust’s website at www.equitable-funds.com.
The following changes are being made to (1) the Summary Prospectus and the section of the Prospectus entitled “Target 2015 Allocation Portfolio — Class A, Class B and Class K Shares”, (2) the Summary Prospectus and the section of the Prospectus entitled “Target 2025 Allocation Portfolio — Class A, Class B and Class K Shares”, (3) the Summary Prospectus and the section of the Prospectus entitled “Target 2035 Allocation Portfolio — Class B and Class K Shares”, (4) the Summary Prospectus and the section of the Prospectus entitled “Target 2045 Allocation Portfolio — Class B and Class K Shares”, and (5) the Summary Prospectus and the section of the Prospectus entitled “Target 2055 Allocation Portfolio — Class B and Class K Shares”:
In the section entitled “INVESTMENTS, RISKS, AND PERFORMANCE — Principal Investment Strategy,” the first sentence of the second paragraph is deleted in its entirety and replaced with the following sentence:
The asset classes in which the Portfolio may invest generally are divided into domestic equity securities (such as the common stock of U.S. companies of any size), international equity securities (such as the common stock of foreign companies of any size, including those located in developed and emerging markets) and fixed income investments (such as debt securities issued by the U.S. Government and its agencies and instrumentalities, mortgage- and asset-backed securities (primarily government, corporate, and investment grade agency mortgage- and asset-backed securities), domestic and foreign investment grade bonds and high yield (or “junk”) bonds, and short-term investments such as money market instruments).
The section entitled “INVESTMENTS, RISKS, AND PERFORMANCE — Principal Risks” is amended to include the following risk factors:
Emerging Markets Risk — The risks associated with investments in emerging market countries often are significant, and vary from jurisdiction to jurisdiction and company to company. Investments in emerging market countries are more susceptible to loss than investments in more developed foreign countries and may present market, credit, currency, liquidity, legal, political, technical and other risks different from, or greater than, the risks of investing in more developed foreign countries. Emerging market countries may be more likely to experience rapid and significant adverse developments in their political or economic structures, intervene in financial markets, restrict foreign investments, impose high withholding or other taxes on foreign investments, impose restrictive exchange control regulations, or nationalize or expropriate the assets of private companies, which may have negative impacts on transaction costs, market price, investment returns and the legal rights and remedies available to the Portfolio. In addition, the securities markets of emerging market countries generally are smaller, less liquid and more volatile than those of more developed foreign countries, and emerging market countries often have less uniformity in regulatory, accounting, auditing and financial reporting requirements or standards, which may impact the availability and quality of information about issuers, and less reliable clearance and settlement, registration and custodial procedures. Emerging market countries also may be subject to high inflation and rapid currency devaluations, and currency-hedging techniques may be unavailable in certain emerging market countries. In addition, some emerging market countries may be heavily dependent on international trade, which can materially affect their securities markets. Securities of issuers traded on foreign exchanges may be suspended. The likelihood of such suspensions may be higher for securities of issuers in emerging market countries than in countries with more developed markets.
Mortgage-Related and Other Asset-Backed Securities Risk — Declines in the credit quality of and defaults by the issuers of mortgage-related and other asset-backed securities or instability in the markets for such securities may decrease the value of such securities, which could result in losses to the Portfolio, and may reduce the liquidity of such securities and make such securities more difficult to purchase or sell at an advantageous time and price. In addition, borrowers may default on the obligations that underlie mortgage-related and other asset-backed securities. The risk of defaults by borrowers generally is greater during times of rising interest rates and/or unemployment rates. The impairment (or loss) of the value of collateral or other assets underlying mortgage-related and other asset-backed securities will result in a reduction in the value of the securities. Certain collateral may be difficult to locate in the event of default, or may be lost, and recoveries of depreciated or damaged collateral may not fully cover payments due on such collateral. Asset-backed securities may not have the benefit of a security interest in collateral comparable to that of mortgage assets, resulting in additional credit risk.
Furthermore, mortgage-related and other asset-backed securities typically provide the issuer with the right to prepay the security prior to maturity. During periods of rising interest rates, the rate of prepayments tends to decrease because borrowers are less likely to prepay debt (such as mortgage debt or automobile loans). Slower than expected payments can extend the average lives of mortgage-related and other asset-backed securities, and this may “lock in” a below market interest rate and increase the security’s duration and interest rate sensitivity, which may increase the volatility of the security’s value and may lead to losses. During periods of falling interest rates, the rate of prepayments tends to increase because borrowers are more likely to pay off debt and refinance at the lower interest rates then available. Unscheduled prepayments shorten the average lives of mortgage-related and other asset-backed securities and may result in the Portfolio’s having to reinvest the proceeds of the prepayments at lower interest rates, thereby reducing the Portfolio’s income.

Target 2025 Allocation Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
EQ PREMIER VIP TRUST
Target 2025 Allocation Portfolio
SUPPLEMENT DATED AUGUST 10, 2023 TO THE SUMMARY PROSPECTUS AND PROSPECTUS DATED MAY 1, 2023, AS SUPPLEMENTED
This Supplement updates certain information contained in the Summary Prospectus and Prospectus dated May 1, 2023, as supplemented, of EQ Premier VIP Trust (“Trust”). You should read this Supplement in conjunction with the Summary Prospectus and Prospectus and retain it for future reference. You may obtain this document, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104, or you can view, print, and download the document at the Trust’s website at www.equitable-funds.com.
The following changes are being made to (1) the Summary Prospectus and the section of the Prospectus entitled “Target 2015 Allocation Portfolio — Class A, Class B and Class K Shares”, (2) the Summary Prospectus and the section of the Prospectus entitled “Target 2025 Allocation Portfolio — Class A, Class B and Class K Shares”, (3) the Summary Prospectus and the section of the Prospectus entitled “Target 2035 Allocation Portfolio — Class B and Class K Shares”, (4) the Summary Prospectus and the section of the Prospectus entitled “Target 2045 Allocation Portfolio — Class B and Class K Shares”, and (5) the Summary Prospectus and the section of the Prospectus entitled “Target 2055 Allocation Portfolio — Class B and Class K Shares”:
In the section entitled “INVESTMENTS, RISKS, AND PERFORMANCE — Principal Investment Strategy,” the first sentence of the second paragraph is deleted in its entirety and replaced with the following sentence:
The asset classes in which the Portfolio may invest generally are divided into domestic equity securities (such as the common stock of U.S. companies of any size), international equity securities (such as the common stock of foreign companies of any size, including those located in developed and emerging markets) and fixed income investments (such as debt securities issued by the U.S. Government and its agencies and instrumentalities, mortgage- and asset-backed securities (primarily government, corporate, and investment grade agency mortgage- and asset-backed securities), domestic and foreign investment grade bonds and high yield (or “junk”) bonds, and short-term investments such as money market instruments).
The section entitled “INVESTMENTS, RISKS, AND PERFORMANCE — Principal Risks” is amended to include the following risk factors:
Emerging Markets Risk — The risks associated with investments in emerging market countries often are significant, and vary from jurisdiction to jurisdiction and company to company. Investments in emerging market countries are more susceptible to loss than investments in more developed foreign countries and may present market, credit, currency, liquidity, legal, political, technical and other risks different from, or greater than, the risks of investing in more developed foreign countries. Emerging market countries may be more likely to experience rapid and significant adverse developments in their political or economic structures, intervene in financial markets, restrict foreign investments, impose high withholding or other taxes on foreign investments, impose restrictive exchange control regulations, or nationalize or expropriate the assets of private companies, which may have negative impacts on transaction costs, market price, investment returns and the legal rights and remedies available to the Portfolio. In addition, the securities markets of emerging market countries generally are smaller, less liquid and more volatile than those of more developed foreign countries, and emerging market countries often have less uniformity in regulatory, accounting, auditing and financial reporting requirements or standards, which may impact the availability and quality of information about issuers, and less reliable clearance and settlement, registration and custodial procedures. Emerging market countries also may be subject to high inflation and rapid currency devaluations, and currency-hedging techniques may be unavailable in certain emerging market countries. In addition, some emerging market countries may be heavily dependent on international trade, which can materially affect their securities markets. Securities of issuers traded on foreign exchanges may be suspended. The likelihood of such suspensions may be higher for securities of issuers in emerging market countries than in countries with more developed markets.
Mortgage-Related and Other Asset-Backed Securities Risk — Declines in the credit quality of and defaults by the issuers of mortgage-related and other asset-backed securities or instability in the markets for such securities may decrease the value of such securities, which could result in losses to the Portfolio, and may reduce the liquidity of such securities and make such securities more difficult to purchase or sell at an advantageous time and price. In addition, borrowers may default on the obligations that underlie mortgage-related and other asset-backed securities. The risk of defaults by borrowers generally is greater during times of rising interest rates and/or unemployment rates. The impairment (or loss) of the value of collateral or other assets underlying mortgage-related and other asset-backed securities will result in a reduction in the value of the securities. Certain collateral may be difficult to locate in the event of default, or may be lost, and recoveries of depreciated or damaged collateral may not fully cover payments due on such collateral. Asset-backed securities may not have the benefit of a security interest in collateral comparable to that of mortgage assets, resulting in additional credit risk.
Furthermore, mortgage-related and other asset-backed securities typically provide the issuer with the right to prepay the security prior to maturity. During periods of rising interest rates, the rate of prepayments tends to decrease because borrowers are less likely to prepay debt (such as mortgage debt or automobile loans). Slower than expected payments can extend the average lives of mortgage-related and other asset-backed securities, and this may “lock in” a below market interest rate and increase the security’s duration and interest rate sensitivity, which may increase the volatility of the security’s value and may lead to losses. During periods of falling interest rates, the rate of prepayments tends to increase because borrowers are more likely to pay off debt and refinance at the lower interest rates then available. Unscheduled prepayments shorten the average lives of mortgage-related and other asset-backed securities and may result in the Portfolio’s having to reinvest the proceeds of the prepayments at lower interest rates, thereby reducing the Portfolio’s income.

Target 2035 Allocation Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
EQ PREMIER VIP TRUST
Target 2035 Allocation Portfolio
SUPPLEMENT DATED AUGUST 10, 2023 TO THE SUMMARY PROSPECTUS AND PROSPECTUS DATED MAY 1, 2023, AS SUPPLEMENTED
This Supplement updates certain information contained in the Summary Prospectus and Prospectus dated May 1, 2023, as supplemented, of EQ Premier VIP Trust (“Trust”). You should read this Supplement in conjunction with the Summary Prospectus and Prospectus and retain it for future reference. You may obtain this document, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104, or you can view, print, and download the document at the Trust’s website at www.equitable-funds.com.
The following changes are being made to (1) the Summary Prospectus and the section of the Prospectus entitled “Target 2015 Allocation Portfolio — Class A, Class B and Class K Shares”, (2) the Summary Prospectus and the section of the Prospectus entitled “Target 2025 Allocation Portfolio — Class A, Class B and Class K Shares”, (3) the Summary Prospectus and the section of the Prospectus entitled “Target 2035 Allocation Portfolio — Class B and Class K Shares”, (4) the Summary Prospectus and the section of the Prospectus entitled “Target 2045 Allocation Portfolio — Class B and Class K Shares”, and (5) the Summary Prospectus and the section of the Prospectus entitled “Target 2055 Allocation Portfolio — Class B and Class K Shares”:
In the section entitled “INVESTMENTS, RISKS, AND PERFORMANCE — Principal Investment Strategy,” the first sentence of the second paragraph is deleted in its entirety and replaced with the following sentence:
The asset classes in which the Portfolio may invest generally are divided into domestic equity securities (such as the common stock of U.S. companies of any size), international equity securities (such as the common stock of foreign companies of any size, including those located in developed and emerging markets) and fixed income investments (such as debt securities issued by the U.S. Government and its agencies and instrumentalities, mortgage- and asset-backed securities (primarily government, corporate, and investment grade agency mortgage- and asset-backed securities), domestic and foreign investment grade bonds and high yield (or “junk”) bonds, and short-term investments such as money market instruments).
The section entitled “INVESTMENTS, RISKS, AND PERFORMANCE — Principal Risks” is amended to include the following risk factors:
Emerging Markets Risk — The risks associated with investments in emerging market countries often are significant, and vary from jurisdiction to jurisdiction and company to company. Investments in emerging market countries are more susceptible to loss than investments in more developed foreign countries and may present market, credit, currency, liquidity, legal, political, technical and other risks different from, or greater than, the risks of investing in more developed foreign countries. Emerging market countries may be more likely to experience rapid and significant adverse developments in their political or economic structures, intervene in financial markets, restrict foreign investments, impose high withholding or other taxes on foreign investments, impose restrictive exchange control regulations, or nationalize or expropriate the assets of private companies, which may have negative impacts on transaction costs, market price, investment returns and the legal rights and remedies available to the Portfolio. In addition, the securities markets of emerging market countries generally are smaller, less liquid and more volatile than those of more developed foreign countries, and emerging market countries often have less uniformity in regulatory, accounting, auditing and financial reporting requirements or standards, which may impact the availability and quality of information about issuers, and less reliable clearance and settlement, registration and custodial procedures. Emerging market countries also may be subject to high inflation and rapid currency devaluations, and currency-hedging techniques may be unavailable in certain emerging market countries. In addition, some emerging market countries may be heavily dependent on international trade, which can materially affect their securities markets. Securities of issuers traded on foreign exchanges may be suspended. The likelihood of such suspensions may be higher for securities of issuers in emerging market countries than in countries with more developed markets.
Mortgage-Related and Other Asset-Backed Securities Risk — Declines in the credit quality of and defaults by the issuers of mortgage-related and other asset-backed securities or instability in the markets for such securities may decrease the value of such securities, which could result in losses to the Portfolio, and may reduce the liquidity of such securities and make such securities more difficult to purchase or sell at an advantageous time and price. In addition, borrowers may default on the obligations that underlie mortgage-related and other asset-backed securities. The risk of defaults by borrowers generally is greater during times of rising interest rates and/or unemployment rates. The impairment (or loss) of the value of collateral or other assets underlying mortgage-related and other asset-backed securities will result in a reduction in the value of the securities. Certain collateral may be difficult to locate in the event of default, or may be lost, and recoveries of depreciated or damaged collateral may not fully cover payments due on such collateral. Asset-backed securities may not have the benefit of a security interest in collateral comparable to that of mortgage assets, resulting in additional credit risk.
Furthermore, mortgage-related and other asset-backed securities typically provide the issuer with the right to prepay the security prior to maturity. During periods of rising interest rates, the rate of prepayments tends to decrease because borrowers are less likely to prepay debt (such as mortgage debt or automobile loans). Slower than expected payments can extend the average lives of mortgage-related and other asset-backed securities, and this may “lock in” a below market interest rate and increase the security’s duration and interest rate sensitivity, which may increase the volatility of the security’s value and may lead to losses. During periods of falling interest rates, the rate of prepayments tends to increase because borrowers are more likely to pay off debt and refinance at the lower interest rates then available. Unscheduled prepayments shorten the average lives of mortgage-related and other asset-backed securities and may result in the Portfolio’s having to reinvest the proceeds of the prepayments at lower interest rates, thereby reducing the Portfolio’s income.

Target 2045 Allocation Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
EQ PREMIER VIP TRUST
Target 2045 Allocation Portfolio
SUPPLEMENT DATED AUGUST 10, 2023 TO THE SUMMARY PROSPECTUS AND PROSPECTUS DATED MAY 1, 2023, AS SUPPLEMENTED
This Supplement updates certain information contained in the Summary Prospectus and Prospectus dated May 1, 2023, as supplemented, of EQ Premier VIP Trust (“Trust”). You should read this Supplement in conjunction with the Summary Prospectus and Prospectus and retain it for future reference. You may obtain this document, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104, or you can view, print, and download the document at the Trust’s website at www.equitable-funds.com.
The following changes are being made to (1) the Summary Prospectus and the section of the Prospectus entitled “Target 2015 Allocation Portfolio — Class A, Class B and Class K Shares”, (2) the Summary Prospectus and the section of the Prospectus entitled “Target 2025 Allocation Portfolio — Class A, Class B and Class K Shares”, (3) the Summary Prospectus and the section of the Prospectus entitled “Target 2035 Allocation Portfolio — Class B and Class K Shares”, (4) the Summary Prospectus and the section of the Prospectus entitled “Target 2045 Allocation Portfolio — Class B and Class K Shares”, and (5) the Summary Prospectus and the section of the Prospectus entitled “Target 2055 Allocation Portfolio — Class B and Class K Shares”:
In the section entitled “INVESTMENTS, RISKS, AND PERFORMANCE — Principal Investment Strategy,” the first sentence of the second paragraph is deleted in its entirety and replaced with the following sentence:
The asset classes in which the Portfolio may invest generally are divided into domestic equity securities (such as the common stock of U.S. companies of any size), international equity securities (such as the common stock of foreign companies of any size, including those located in developed and emerging markets) and fixed income investments (such as debt securities issued by the U.S. Government and its agencies and instrumentalities, mortgage- and asset-backed securities (primarily government, corporate, and investment grade agency mortgage- and asset-backed securities), domestic and foreign investment grade bonds and high yield (or “junk”) bonds, and short-term investments such as money market instruments).
The section entitled “INVESTMENTS, RISKS, AND PERFORMANCE — Principal Risks” is amended to include the following risk factors:
Emerging Markets Risk — The risks associated with investments in emerging market countries often are significant, and vary from jurisdiction to jurisdiction and company to company. Investments in emerging market countries are more susceptible to loss than investments in more developed foreign countries and may present market, credit, currency, liquidity, legal, political, technical and other risks different from, or greater than, the risks of investing in more developed foreign countries. Emerging market countries may be more likely to experience rapid and significant adverse developments in their political or economic structures, intervene in financial markets, restrict foreign investments, impose high withholding or other taxes on foreign investments, impose restrictive exchange control regulations, or nationalize or expropriate the assets of private companies, which may have negative impacts on transaction costs, market price, investment returns and the legal rights and remedies available to the Portfolio. In addition, the securities markets of emerging market countries generally are smaller, less liquid and more volatile than those of more developed foreign countries, and emerging market countries often have less uniformity in regulatory, accounting, auditing and financial reporting requirements or standards, which may impact the availability and quality of information about issuers, and less reliable clearance and settlement, registration and custodial procedures. Emerging market countries also may be subject to high inflation and rapid currency devaluations, and currency-hedging techniques may be unavailable in certain emerging market countries. In addition, some emerging market countries may be heavily dependent on international trade, which can materially affect their securities markets. Securities of issuers traded on foreign exchanges may be suspended. The likelihood of such suspensions may be higher for securities of issuers in emerging market countries than in countries with more developed markets.
Mortgage-Related and Other Asset-Backed Securities Risk — Declines in the credit quality of and defaults by the issuers of mortgage-related and other asset-backed securities or instability in the markets for such securities may decrease the value of such securities, which could result in losses to the Portfolio, and may reduce the liquidity of such securities and make such securities more difficult to purchase or sell at an advantageous time and price. In addition, borrowers may default on the obligations that underlie mortgage-related and other asset-backed securities. The risk of defaults by borrowers generally is greater during times of rising interest rates and/or unemployment rates. The impairment (or loss) of the value of collateral or other assets underlying mortgage-related and other asset-backed securities will result in a reduction in the value of the securities. Certain collateral may be difficult to locate in the event of default, or may be lost, and recoveries of depreciated or damaged collateral may not fully cover payments due on such collateral. Asset-backed securities may not have the benefit of a security interest in collateral comparable to that of mortgage assets, resulting in additional credit risk.
Furthermore, mortgage-related and other asset-backed securities typically provide the issuer with the right to prepay the security prior to maturity. During periods of rising interest rates, the rate of prepayments tends to decrease because borrowers are less likely to prepay debt (such as mortgage debt or automobile loans). Slower than expected payments can extend the average lives of mortgage-related and other asset-backed securities, and this may “lock in” a below market interest rate and increase the security’s duration and interest rate sensitivity, which may increase the volatility of the security’s value and may lead to losses. During periods of falling interest rates, the rate of prepayments tends to increase because borrowers are more likely to pay off debt and refinance at the lower interest rates then available. Unscheduled prepayments shorten the average lives of mortgage-related and other asset-backed securities and may result in the Portfolio’s having to reinvest the proceeds of the prepayments at lower interest rates, thereby reducing the Portfolio’s income.

Target 2055 Allocation Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
EQ PREMIER VIP TRUST
Target 2055 Allocation Portfolio
SUPPLEMENT DATED AUGUST 10, 2023 TO THE SUMMARY PROSPECTUS AND PROSPECTUS DATED MAY 1, 2023, AS SUPPLEMENTED
This Supplement updates certain information contained in the Summary Prospectus and Prospectus dated May 1, 2023, as supplemented, of EQ Premier VIP Trust (“Trust”). You should read this Supplement in conjunction with the Summary Prospectus and Prospectus and retain it for future reference. You may obtain this document, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104, or you can view, print, and download the document at the Trust’s website at www.equitable-funds.com.
The following changes are being made to (1) the Summary Prospectus and the section of the Prospectus entitled “Target 2015 Allocation Portfolio — Class A, Class B and Class K Shares”, (2) the Summary Prospectus and the section of the Prospectus entitled “Target 2025 Allocation Portfolio — Class A, Class B and Class K Shares”, (3) the Summary Prospectus and the section of the Prospectus entitled “Target 2035 Allocation Portfolio — Class B and Class K Shares”, (4) the Summary Prospectus and the section of the Prospectus entitled “Target 2045 Allocation Portfolio — Class B and Class K Shares”, and (5) the Summary Prospectus and the section of the Prospectus entitled “Target 2055 Allocation Portfolio — Class B and Class K Shares”:
In the section entitled “INVESTMENTS, RISKS, AND PERFORMANCE — Principal Investment Strategy,” the first sentence of the second paragraph is deleted in its entirety and replaced with the following sentence:
The asset classes in which the Portfolio may invest generally are divided into domestic equity securities (such as the common stock of U.S. companies of any size), international equity securities (such as the common stock of foreign companies of any size, including those located in developed and emerging markets) and fixed income investments (such as debt securities issued by the U.S. Government and its agencies and instrumentalities, mortgage- and asset-backed securities (primarily government, corporate, and investment grade agency mortgage- and asset-backed securities), domestic and foreign investment grade bonds and high yield (or “junk”) bonds, and short-term investments such as money market instruments).
The section entitled “INVESTMENTS, RISKS, AND PERFORMANCE — Principal Risks” is amended to include the following risk factors:
Emerging Markets Risk — The risks associated with investments in emerging market countries often are significant, and vary from jurisdiction to jurisdiction and company to company. Investments in emerging market countries are more susceptible to loss than investments in more developed foreign countries and may present market, credit, currency, liquidity, legal, political, technical and other risks different from, or greater than, the risks of investing in more developed foreign countries. Emerging market countries may be more likely to experience rapid and significant adverse developments in their political or economic structures, intervene in financial markets, restrict foreign investments, impose high withholding or other taxes on foreign investments, impose restrictive exchange control regulations, or nationalize or expropriate the assets of private companies, which may have negative impacts on transaction costs, market price, investment returns and the legal rights and remedies available to the Portfolio. In addition, the securities markets of emerging market countries generally are smaller, less liquid and more volatile than those of more developed foreign countries, and emerging market countries often have less uniformity in regulatory, accounting, auditing and financial reporting requirements or standards, which may impact the availability and quality of information about issuers, and less reliable clearance and settlement, registration and custodial procedures. Emerging market countries also may be subject to high inflation and rapid currency devaluations, and currency-hedging techniques may be unavailable in certain emerging market countries. In addition, some emerging market countries may be heavily dependent on international trade, which can materially affect their securities markets. Securities of issuers traded on foreign exchanges may be suspended. The likelihood of such suspensions may be higher for securities of issuers in emerging market countries than in countries with more developed markets.
Mortgage-Related and Other Asset-Backed Securities Risk — Declines in the credit quality of and defaults by the issuers of mortgage-related and other asset-backed securities or instability in the markets for such securities may decrease the value of such securities, which could result in losses to the Portfolio, and may reduce the liquidity of such securities and make such securities more difficult to purchase or sell at an advantageous time and price. In addition, borrowers may default on the obligations that underlie mortgage-related and other asset-backed securities. The risk of defaults by borrowers generally is greater during times of rising interest rates and/or unemployment rates. The impairment (or loss) of the value of collateral or other assets underlying mortgage-related and other asset-backed securities will result in a reduction in the value of the securities. Certain collateral may be difficult to locate in the event of default, or may be lost, and recoveries of depreciated or damaged collateral may not fully cover payments due on such collateral. Asset-backed securities may not have the benefit of a security interest in collateral comparable to that of mortgage assets, resulting in additional credit risk.
Furthermore, mortgage-related and other asset-backed securities typically provide the issuer with the right to prepay the security prior to maturity. During periods of rising interest rates, the rate of prepayments tends to decrease because borrowers are less likely to prepay debt (such as mortgage debt or automobile loans). Slower than expected payments can extend the average lives of mortgage-related and other asset-backed securities, and this may “lock in” a below market interest rate and increase the security’s duration and interest rate sensitivity, which may increase the volatility of the security’s value and may lead to losses. During periods of falling interest rates, the rate of prepayments tends to increase because borrowers are more likely to pay off debt and refinance at the lower interest rates then available. Unscheduled prepayments shorten the average lives of mortgage-related and other asset-backed securities and may result in the Portfolio’s having to reinvest the proceeds of the prepayments at lower interest rates, thereby reducing the Portfolio’s income.